As filed with the U.S. Securities and Exchange Commission on January 14, 2011
File No. 333-53450
File No. 811-10267

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[_]
Post-Effective Amendment No. _20_	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. __21__	[X]
 (Check appropriate box or boxes.)

ASSETMARK FUNDS
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code    (800) 664-5345

Carrie Hansen
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)
Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
_X__ on February 13, 2011 pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  _X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(1) and Rule 485(a)(2) under the Securities Act of 1933 on November 1, 2010 and pursuant to Rule 485(a)(1) and Rule 485(a)(2) would have become effective on January 15, 2011.

This Post-Effective Amendment No. 20 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 13, 2011 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 20 incorporates by reference the information contained in Part A of the Amendment, as it relates to the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Core Fund, AssetMark World ex-US Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Fixed Income Fund.  A Part A relating solely to the AssetMark Opportunistic Equity Fund is filed herewith.  The Part A relating to the AssetMark Opportunistic Equity Fund is filed herewith for the purpose of updating the information related to the AssetMark Opportunistic Equity Fund that was contained in the Part A of the Amendment.  This Post-Effective Amendment No. 20 also incorporates by reference the information contained in Part B of the Amendment.

Preliminary Prospectus dated January 14, 2011
Subject to Completion

[LOGO]
Navigation Funds

Investment Advisor
Genworth Financial Wealth Management, Inc.

Prospectus

[                          ], 2011

Navigation Opportunistic Equity Fund (Ticker: [           ])

Service Shares
Institutional Shares

The Securities and Exchange Commission has not approved or disapproved the above listed Fund.  The Securities and Exchange Commission also has not determined whether this Preliminary Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

The information in this Preliminary Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This Preliminary Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUMMARY SECTION	1
NAVIGATION OPPORTUNISTIC EQUITY FUND	1
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT	7
TEMPORARY DEFENSIVE POSITIONS	8
PORTFOLIO TURNOVER	8
DISCLOSURE OF PORTFOLIO HOLDINGS	8
MANAGEMENT OF THE FUND	9
VALUATION OF FUND SHARES	12
PURCHASING FUND SHARES	12
SELLING (REDEEMING) FUND SHARES	13
EXCHANGE PRIVILEGE	13
MARKET TIMING POLICY	13
DISTRIBUTION OF FUND SHARES	14
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS	15
DIVIDENDS, DISTRIBUTIONS AND TAXES	15
OTHER INFORMATION	16
FINANCIAL HIGHLIGHTS	17
PRIVATE POLICY	1

SUMMARY SECTION

NAVIGATION OPPORTUNISTIC EQUITY FUND

Investment Objective
Navigation Opportunistic Equity Fund (the “Fund”), a series of the Navigation Funds (the “Trust”), seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

	Service Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses*	0.55%	0.30%
Administrative Service Fees	0.25%	None
All Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.60%	1.10%
*	Other Expenses are estimated for the current fiscal year because the Fund has not commenced operations as of the date of this prospectus.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$163	$505
Institutional Shares	$112	$350

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.

Two of the Fund’s sub-advisors, Marsico Capital Management, LLC (“Marsico”) and Westfield Capital Management Company, LLC (“Westfield”), utilize all-cap growth investment strategies.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Knightsbridge Asset Management, LLC (“Knightsbridge”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 25% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed and emerging market countries.  ADRs are instruments that are typically traded on U.S. exchanges, and which evidence ownership of underlying securities of foreign issuers deposited in a domestic bank or trust company.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; (ii) hedge exposure to foreign currencies; and (iii) seek to manage portfolio volatility.  In general, the types of derivatives in which the Fund may invest include futures, forwards, options, swaps and other similar instruments.  The Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the advisor for the Fund.  Marsico, Westfield, Diamond Hill and Knightsbridge are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Marsico	Length of Service to the Fund

Corydon J. Gilchrist, CFA	Portfolio Manager and Senior Analyst	Since Inception

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William Muggia	President, Chief Executive Officer and Chief Investment Officer	Since Inception

Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Bill Dierker, CFA	Portfolio Manager	Since Inception

Charles Bath, CFA	Portfolio Manager and Managing Director of Investments	Since Inception
Chris Welch, CFA	Portfolio Manager and Co-Chief Investment Officer	Since Inception

Portfolio Manager	Position with Knightsbridge	Length of Service to the Fund

John G. Prichard, CFA	Principal, Portfolio Management & Research	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Financial Intermediaries:  The Fund and its related companies do not pay financial intermediaries for the sale of Fund shares.  However, the Fund and its related companies may pay fees to financial intermediaries that perform administrative,  recordkeeping and shareholder services.

NAVIGATION OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the Navigation Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.

The Fund may invest up to 25% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are instruments that are typically traded on U.S. exchanges, and which evidence ownership of underlying securities of foreign issuers deposited in a domestic band or trust company.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; (ii) hedge exposure to foreign currencies; and (iii) seek to manage portfolio volatility.  In general, the types of derivatives in which the Fund may invest include futures, forwards, options, swaps and other similar instruments.  The Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Marsico utilizes an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.  The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape.  In addition, Marsico may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends.  As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends that it has observed.  Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large.  Marsico may also consider whether a particular security or other investment potentially offers current income.  In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals, strong and ethical management, commitment to shareholder interests, and reasonable valuations in the context of projected growth rates, and other indications that a company or security may be an attractive investment prospect.  This process is called “bottom-up” stock selection.

In managing its allocated portion of the Fund’s portfolio, Westfield utilizes an absolute return-focused strategy to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that is not constrained by the sector or industry weightings of the Fund’s benchmark index.  The sub-advisor maintains broad limitations on industry and sector weightings in order to seek to manage risk.  The sub-advisor generally aims to be fully invested, but may maintain significant cash levels during periods in which the sub-advisor perceives few investment opportunities.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  Diamond Hill also considers the level of industry competition, regulatory factors, the threat of technological obsolescence and a variety of other industry factors.  If Diamond Hill’s estimate of intrinsic value differs sufficiently from the current market price, the company may be an attractive investment opportunity.  Diamond Hill maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, Diamond Hill is not constrained by the sector or industry weights in the benchmark.  Diamond Hill relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where Diamond Hill has the highest level of conviction.

In managing its allocated portion of the Fund’s portfolio, Knightsbridge employs an absolute return-focused strategy.  The sub-advisor’s investment process seeks to identify pricing anomalies in the equity markets, and to construct a concentrated portfolio that will weather various market environments.  Although the sub-advisor’s value-focused investment process is disciplined, it is not bound by market capitalization restrictions, sector weightings or other constraints relative to the benchmark.  The sub-advisor seeks to opportunistically exploit market inefficiencies across the value universe.  The sub-advisor generally aims to be fully invested, but may maintain significant cash levels during periods in which the sub-advisor perceives few investment opportunities.

MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in the Fund will fluctuate, there is also a risk that you may lose money.

Set forth below are the principal risks of investing in the Fund.  These risks could adversely affect the net asset value and total return of the Fund and your investment in the Fund:

•
Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.

•
Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described below, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

•
Lending Portfolio Securities Risk:  To generate additional income, the Fund may lend its portfolio securities to financial institutions.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

•
Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•	Management Risk: The risk that an investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

•
Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

•
Non-Diversification Risk: The Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•
Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

•
Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market, in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

TEMPORARY DEFENSIVE POSITIONS
The Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  The Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Fund will not invest for short-term trading purposes.  The Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Fund, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Fund.  A higher turnover rate also could result in more realization of taxable capital gains within the Fund, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.

The Fund cannot accurately predict future annual portfolio turnover rates.  The Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  The Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisors.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund discloses its portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Fund also posts its respective portfolio holdings on its website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings can be found in the Fund’s Statement of Additional Information, which can be obtained free of charge by contacting the Fund’s transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUND
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to the Fund under an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is an insurance company in the United States with a global presence, with operations in more than 25 countries. Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

The Advisor has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”): (i) sets the Fund’s overall investment strategies; (ii) evaluates, selects and recommends sub-advisors to manage all or part of the Fund’s assets; (iii) when appropriate, allocates and reallocates the Fund’s assets among sub-advisors; (iv) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (v) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to oversee the sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA and Michael Abelson, CFA of GFWM are responsible for establishing the Fund’s overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Fund.  The Advisor receives an annual management fee of 0.80% (as a percentage of average daily net assets) from the Fund for its services.

The Trust and Advisor have entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of the Fund’s annual advisory fee on Trust assets in excess of $6 billion and an additional 0.025% of the Fund’s annual advisory fee on Trust assets in excess of $12 billion.

The Trust and the Advisor have also entered into an Expense Limitation Agreement, under which the Advisor has agreed to waive all or a portion of its fees and/or to assume as its own expense certain Fund expenses to the extent necessary so that the Total Annual Operating Expenses of the Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.10%.

Pursuant to the Expense Limitation Agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor assumes for a period of three years following such fee waivers and expense assumptions, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were assumed and at the time that the Advisor is reimbursed.

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The Fund is included among the many investment solutions made available through the GFWM Platform.  GFWM administered in excess of $19.24 billion in investor assets as of December 31, 2010, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM invests a portion of its revenues from operating the GFWM Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform.  Under its Gold Premier Consultant Program, representatives (“Financial Advisors”) of financial advisory firms (“Financial Advisory Firms”) are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice management expenses incurred by the individual Financial Advisor.  These amounts range from $5,000 to $105,000 annually, depending on the amount of the individual Financial Advisor’s client assets managed within the GFWM Platform.  Similarly, GFWM provides opportunities for Financial Advisory Firms participating in the GFWM Platform to receive fee reductions and/or allowances in amounts ranging from 0.02% to 0.07% of the amount of client assets invested through the GFWM Platform.  These arrangements are entered into between GFWM and Financial Advisory Firms on an individually negotiated basis.  A financial advisory firm may agree to provide GFWM with introductions to and information concerning its advisory representatives, provide the representatives with information concerning GFWM’s Platform and products, and permit GFWM to participate in broker-dealer meetings and workshops.  Financial Advisors may also receive discounted pricing on affiliate coaching programs.  In addition to the fee reductions and/or allowances granted the financial advisory firm by GFWM, GFWM may agree to provide the financial advisory firm or its Financial Advisors with organizational consulting, education, training and marketing support.

GFWM may sponsor annual conferences for participating Financial Advisors designed to facilitate and promote the success of the GFWM Platform and its participating financial advisors.  GFWM may offer portfolio strategists, investment managers and investment management firms, who may also be sub-advisors for the Fund, the opportunity to contribute to the costs of GFWM’s annual conference and be identified as a sponsor of a portion of the conference.  GFWM also may bear the cost of airfare for certain Financial Advisors to attend GFWM’s annual conference or to conduct due diligence visits to GFWM’s offices.  In addition, GFWM may, from time to time, contribute to the costs incurred by participating Financial Advisory Firms in connection with conferences or other client events conducted by Financial Advisory Firms and their Financial Advisors.

The Advisor has entered into sub-advisory agreements with the sub-advisors and compensates the sub-advisors out of the management fees it receives from the Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Fund; (ii) monitoring the ongoing performance and operations of the sub-advisors; and (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the assets it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with the Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for the Fund, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of the Fund will receive notification of the change.  The Exemptive Order relieves the Fund from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and each sub-advisory agreement will be available in a future shareholder report.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the Fund.  The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.

Marsico Capital Management, LLC (“Marsico”) is a sub-advisor to the Fund.  Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202.  Marsico is an independent, employee-owned investment management firm and is an SEC-registered investment adviser.  Marsico’s principal line of business is the investment management of domestic, international and global growth equity portfolios for mutual funds, variable insurance funds, corporate retirement plans, endowments and similar institutional accounts, separately managed wrap accounts and other clients.  Marsico has been managing assets for registered investment companies and for other pooled accounts since 1998.  The following portfolio manager is primarily responsible for the day-to-day management of Marsico’s allocated portion of the Fund’s portfolio:

•	Corydon J. Gilchrist, CFA
Portfolio Manager and Senior Analyst
Mr. Gilchrist is a Portfolio Manager and Senior Analyst at Marsico.  Prior to joining Marsico in 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at The Principal Financial Group (Invista Capital Management), where he served on a committee that managed several international equity funds.  Mr. Gilchrist has served as the portfolio manager for Marsico’s allocated portion of the Fund’s portfolio since the Fund’s inception.

Westfield Capital Management Company, LLC (“Westfield”) is a sub-advisor to the Fund.  Westfield is located at One Financial Center, 24th Floor, Boston, Massachusetts 02111. Westfield is an SEC-registered investment adviser that was founded in 1989.  Westfield is 100% employee owned.  The following portfolio manager is primarily responsible for the day-to-day management of Westfield’s allocated portion of the Fund’s portfolio:

•	William Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield.  He is the lead member of Westfield Investment Committee, which makes investment decisions for all product portfolios managed by Westfield.  He has worked at Westfield since 1994.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment adviser with the SEC and is a subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded company.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

•	Bill Dierker, CFA
Portfolio Manager
Mr. Dierker has served as a Portfolio Manager at Diamond Hill since 2006.  Prior to joining Diamond Hill, Mr. Dierker served as a senior portfolio manager for Federated Investors and as a portfolio manager and Value Team Leader for Banc One Investment Advisors Corporation.  Mr. Dierker was a portfolio manager for Nationwide Insurance from 1997 to 2003 and the Chief Investment Officer for Ohio Casualty Group from 1984 to 1997.

•	Charles Bath, CFA
Portfolio Manager and Managing Director of Investments
Mr. Bath has been with Diamond Hill since 2002 and currently serves as Portfolio Manager and Managing Director of Investments.  Mr. Bath began his investment career in 1982 with Nationwide Insurance.  Prior to joining Diamond Hill, Mr. Bath was a Senior Portfolio Manager for Gartmore Global Investments, where he managed the Gartmore Total Return Fund.

•	Chris Welch, CFA
Portfolio Manager and Co-Chief Investment Officer
Mr. Welch has been with Diamond Hill since 2005 and currently serves as Portfolio Manager and Co-Chief Investment Officer.  From 2004 to 2005, Mr. Welch was a portfolio manager at Fiduciary Trust Company International.

Knightsbridge Asset Management, LLC (“Knightsbridge”) is a sub-advisor to the Fund.  Knightsbridge is located at 660 Newport Center Drive, Suite 460, Newport Beach, California  92660.  Knightsbridge is a privately-held SEC-registered investment adviser.  The following portfolio manager is primarily responsible for the day-to-day management of Knightsbridge’s allocated portion of the Fund’s portfolio:

•	John G. Prichard, CFA
Principal, Portfolio Management & Research
Knightsbridge was established in 1998 by Mr. Prichard and Alan T. Beimfohr.  The firm continues to be independent and employee-owned.  Mr. Prichard oversees research efforts of the investment team, selecting stocks for inclusion in client portfolios and making asset allocation decisions on a firm wide basis

(i.e., determining mix of stocks and cash in client portfolios, as client portfolios may not be fully invested at all times).  The team is conversant with portfolio strategy and objectives ensuring a high degree of continuity of portfolio management style and knowledge.  Prior to co-founding  Knightsbridge, Mr. Prichard worked at Canterbury Capital Services, Inc. and in the investment department of Santa Barbara Bank and Trust.

VALUATION OF FUND SHARES
Shares of the Fund are sold at the net asset value per share (“NAV”), which is determined by the Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  The Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by the Fund are traded may be open on days that the Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV.

If events materially affecting the values of the Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors to be unreliable, these investments will be valued at their fair value in accordance with the Trust’s fair valuation procedures.  The Fund may rely on third-party pricing vendors to monitor for events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing vendors will provide revised values to the Fund.

The use of fair value pricing by the Fund may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.  Cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the U.S.A. PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Fund’s Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after the Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, the Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of the Fund or its remaining shareholders, the Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
The Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of the Fund for shares of any other Navigation Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Fund’s transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by the Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Fund reserves the right to refuse the purchase side of any exchange that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Fund and its long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.  In addition to these generally applicable risks, if the Fund invests a substantial portion of its assets in certain types of securities, it may be subject to additional risks.  Arbitrage opportunities also may occur in the Fund if it holds small capitalization or small company securities or invests in thinly-traded securities.

The Fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Fund’s Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Fund considers trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account.

The Advisor takes an active role in seeking to monitor, identify and prevent abusive or excessive short-term trading activity in the Fund.  The majority of purchase and redemption orders are submitted on behalf of clients invested in the GFWM Platform.  Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are effected in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Fund is made available outside of the GFWM Platform, the Advisor will work with the Fund’s transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.  The Advisor periodically reviews the Fund’s purchase and redemption activity in order to detect possible market-timing.  The Fund reserves the right to take appropriate action as it deems necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  Although the Fund takes steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Under no circumstances will the Fund, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Fund.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of the Fund.  Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the sub-distributor to the Fund.  Both Capital Brokerage Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Distribution Plan
The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution activities and shareholder services for Service Shares of the Fund and their shareholders.  The Service Shares class of the Fund pays 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of the Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Fund’s 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the GFWM Platform through which the Fund is primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the GFWM Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust. KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Fund.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for the Fund’s cash and securities.  The custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. USBFS serves as the Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from the Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Fund expects to declare and distribute all of its net investment income, if any, as dividends at least annually.  The Fund will distribute net realized capital gains, if any, at least annually usually in December.  The Fund may distribute such income, dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Fund may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Fund will make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, you will receive a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”.  At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.

TAXES

Tax Considerations.  The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will be taxable to you as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, and exempt-interest dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Receipt of Excess Inclusion Income by the Fund.  The Fund may derive “excess inclusion income” from certain equity interest in mortgage pooling vehicles either directly or through an investment in a U.S. REIT.  If, contrary to expectation, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.

OTHER INFORMATION

Commodity Pool Operation Exemption
The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

FINANCIAL HIGHLIGHTS
No financial information is presented for the Fund because the Fund had not commenced operations as of the date of this Prospectus.

Navigation Opportunistic Equity Fund

Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Suite 600 Pleasant Hill, CA 94523
Legal Counsel	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian	U.S. Bank N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, VA 23230

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PRIVATE POLICY

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

• Name and address

• Income and assets

• Accounts at other institutions

• Social security or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

• Process transactions

• Respond to your requests

• Prevent fraud

• Comply with regulatory requirements

• Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them. We required them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

• Your agent or representative

• Your brokerage firm

• State or Federal authorities

• Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

1

FOR MORE INFORMATION

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (“SAI”) dated [_______], 2011:
The SAI of the Fund provides more details about the Fund’s policies and management.  The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
As of the date of this Prospectus, annual and semi-annual reports for the Fund are not available because the Fund has not commenced operations.

To receive any of these documents or the Prospectus of the Fund free of charge or to make inquiries or request additional information about the Fund, please contact us.

By Telephone:
(888) 278-5809

By Mail:
Navigation Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of the Fund’s information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-10267

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Navigation Funds

Prospectus
[            ], 2011

ASSETMARK FUNDS

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	Declaration of Trust

(1)
Certificate of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant’s Initial Registration on Form N-1A with the SEC on January 9, 2001 and is incorporated by reference.

(2)
Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(3)
AssetMark Funds Officer’s Certificate dated October 4, 2006, certifying that the eight initial series of shares of the Trust were designated and established at an organizational meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(4)
AssetMark Funds Officer’s Certificate dated January 31, 2007, certifying that the five additional series of shares of the Trust were created and established by written consent of the Board of Trustees as of January 31, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(b)	Bylaws

(1)
Bylaws dated January 8, 2001 were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)	Instruments Defining Rights of Security Holders

See Articles III, V and VI of the Registrant’s Agreement and Declaration of Trust previously filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

See also, Article II of the Registrant’s Bylaws, previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)	Investment Advisory Agreements

(1)
Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated October 20, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a) Amendment to the Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(b) Amendment to the Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. to be filed by amendment.

(2)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(3)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(4)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Rainier Investment Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(5)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Atlanta Capital Management Company, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(6)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Advisory Research, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(7)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Integrity Asset Management, LLC was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(8)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Allianz Global Investors Capital, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(9)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Copper Rock Capital Partners, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(10)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Martin Currie Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(11)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Mondrian Investment Partners Limited was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(12)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Nuveen Asset Management was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(13)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Duff & Phelps Investment Management Co. was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(14)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(15)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(16)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Delaware Management Company was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(17)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(18)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Wellington Management Company dated December 6, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(19)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Research Affiliates, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(20)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Russell Implementation Services Inc. was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

	(21)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and State Street to be filed by amendment.

(e)	Underwriting Agreements

(1)
Form of Distribution Agreement between Registrant and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(2)
Sub-Distribution Agreement between Registrant, Capital Brokerage Corporation and Quasar Distributors, LLC was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

(1)
Form of Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

(a) Amendment to Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A. was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(h)	Other Material Contracts

(1)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a) Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(b) Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 25, 2004 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a) Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(b) Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated August 27, 2002 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference..

(3)
Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, as amended and restated on March 16, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(a) Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(4)
Fee Waiver Agreement between Registrant and Genworth Financial Wealth Management, Inc.   dated July 31, 2009 was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(5)
Expense Waiver and Reimbursement Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(6)
Assumption Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group LLC dated February 26, 2009 was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(i)	Opinion and Consent of Counsel

(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

	(2)	Opinion of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(j)	Other Opinions

(1)
Power of Attorney dated July 22, 2008 was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

	(2)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

(1)
Agreement Relating to Initial Capital was previously filed with Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)	Rule 12b-1 Plan

(1)
Form of Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(n)	Rule 18f-3 Plan

	(1)	Rule 18f-3 to be filed by amendment.

(o)	Reserved.

(p)	Code of Ethics

(1)
Joint Code of Ethics for Genworth Financial Wealth Management, AssetMark Funds, Genworth Financial Asset Management Funds, Genworth Variable Insurance Trust, Genworth Financial Trust Company and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(2)
Code of Ethics for Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(3)
Code of Ethics for Davis Selected Advisers, LP was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(4)
Code of Ethics for Rainier Investment Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(5)
Code of Ethics for Atlanta Capital Management Company, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(6)
Code of Ethics for Advisory Research, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(7)
Combined Code of Ethics for NFJ Investment Group LLC and Nicholas-Applegate Capital Management LLC (now known as Allianz Global Investors Capital LLC) was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(8)
Amended and Restated Code of Ethics for Copper Rock Capital Partners, LLC was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(9)
Code of Ethics for Martin Currie Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(10)
Code of Ethics for Mondrian Investment Partners Limited was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(11)
Code of Ethics for Nuveen Asset Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(12)
Code of Ethics for Goldman Sachs Asset Management, L.P. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(13)
Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(14)
Code of Ethics for Delaware Management Company was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(15)
Code of Ethics for Wellington Management Company, LLP  was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference..

(16)
Code of Ethics for Research Affiliates, LLC was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(17)
Code of Ethics for Russell Implementation Services Inc. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

(18)
Amended and Restated Code of Ethics for Duff & Phelps Investment Management Co. was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference..

(19)
Code of Ethics for Integrity Asset Management, LLC was previously filed with Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A with the SEC on July 30, 2010 and is incorporated by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

 Item 31. Business and Other Connections of the Investment Advisor.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) (the “Advisor”)

The Advisor is the investment advisor to each of the Registrant’s series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index (R)  Large Company Growth Fund, AssetMark Enhanced Fundamental Index (R)  Large Company Value Fund, AssetMark Enhanced Fundamental Index (R)  Small Company Growth Fund, AssetMark Enhanced Fundamental Index (R)  Small Company Value Fund and AssetMark Enhanced Fundamental Index (R)  International Equity Fund (the “Funds”).  The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967.  The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the “Advisers Act”).  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-56323), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Diamond Hill is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of Diamond Hill is 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is an investment advisor registered under the Advisers Act.  Additional information as to Diamond Hill and the directors and officers of Diamond Hill is included in Diamond Hill’s Form ADV filed with the Commission (File No. 801-32176), which is incorporated herein by reference and sets forth the officers and directors of Diamond Hill and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Davis Selected Advisers, LP (“Davis”)

Davis is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of Davis is 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis is an investment advisor registered under the Advisers Act.  Additional information as to Davis and the directors and officers of Davis is included in Davis’ Form ADV filed with the Commission (File No. 801-31648), which is incorporated herein by reference and sets forth the officers and directors of Davis and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Rainier Investment Management, Inc. (“Rainier”)

Rainier is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Rainier is 601 Union Street, Suite 2801, Seattle, Washington 98101.  Rainier is an investment advisor registered under the Advisers Act.  Additional information as to Rainier and the directors and officers of Rainier is included in Rainier’s Form ADV filed with the Commission (File No. 801-35638), which is incorporated herein by reference and sets forth the officers and directors of Rainier and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Atlanta Capital Management Company, LLC (“Atlanta”)

Atlanta is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Atlanta is Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, Georgia 30309.  Atlanta is an investment advisor registered under the Advisers Act.  Additional information as to Atlanta and the directors and officers of Atlanta is included in Atlanta’s Form ADV filed with the Commission (File No. 801-60673), which is incorporated herein by reference and sets forth the officers and directors of Atlanta and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Advisory Research, Inc. (“ARI”)

ARI is a subadvisor to the Registrant’s Small/Mid Cap Value Fund.  The principal business address of ARI is 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601.  ARI is an investment advisor registered under the Advisers Act.  Additional information as to ARI and the directors and officers of ARI is included in ARI’s Form ADV filed with the Commission (File No. 801-14172), which is incorporated herein by reference and sets forth the officers and directors of ARI and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Integrity Asset Management, LLC (“Integrity”)

Integrity is a sub-advisor for the Small/Mid Cap Value Fund.  The principal business address is 401 West Main St., Suite 2100, Louisville, Kentucky 40202.  Integrity is an investment advisor registered under the Adviser’s Act.  Additional information as to Integrity and the directors and officers of Integrity is included in Integrity’s Form ADV filed with the Commission (File No. 801-62141), which is incorporated herein by reference and sets forth the officers and directors of Integrity and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Allianz Global Investors Capital LLC (“AGI Capital”) (formerly known as Nicholas-Applegate Capital Management LLC)

AGI Capital is a subadvisor to the Registrant’s Small/Mid Cap Growth Fund.  The principal business address for AGI Capital is 600 West Broadway, San Diego, California 92101.  AGI Capital is an investment advisor registered under the Advisers Act.  Additional information as to AGI Capital and the directors and officers of AGI Capital is included in AGI Capital’s Form ADV filed with the Commission (File No. 801-69803), which is incorporated herein by reference and sets forth the officers and directors of AGI Capital and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Copper Rock Capital Partners, LLC (“Copper Rock”)

Copper Rock is a subadvisor to the Registrant’s Small/Mid Cap Growth Fund.  The principal business address of Copper Rock is 200 Clarendon Street, 51 st  floor, Boston, Massachusetts 02116.  Copper Rock is an investment advisor registered under the Advisers Act.  Additional information as to Copper Rock and the directors and officers of Copper Rock is included in Copper Rock’s Form ADV filed with the Commission (File No. 801-63900), which is incorporated herein by reference and sets forth the officers and directors of Copper Rock and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Martin Currie Inc. (“Martin Currie”)

Martin Currie is a subadvisor to the Registrant’s International Equity Fund.  The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES.  Martin Currie is an investment advisor registered under the Advisers Act.  Additional information as to Martin Currie and the directors and officers of Martin Currie is included in Martin Currie’s Form ADV filed with the Commission (File No. 801-65715), which is incorporated herein by reference and sets forth the officers and directors of Martin Currie and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Mondrian Investment Partners Limited (“Mondrian”)

Mondrian is a subadvisor to the Registrant’s International Equity Fund.  The principal business address of Mondrian is 10 Gresham Street, Fifth Floor, London, United Kingdom EC2V 7JD.  Mondrian is an investment advisor registered under the Advisers Act and is regulated in the United Kingdom by the Financial Services Authority.  Additional information as to Mondrian and the directors and officers of Mondrian is included in Mondrian’s Form ADV filed with the Commission (File No. 801-37702), which is incorporated herein by reference and sets forth the officers and directors of Mondrian and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management (“NAM”)

NAM is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of NAM is 333 West Wacker Drive, Chicago, Illinois 60606.  NAM is an investment advisor registered under the Advisers Act.  Additional information as to NAM and the directors and officers of NAM is included in NAM’s Form ADV filed with the Commission

(File No. 801-14147), which is incorporated herein by reference and sets forth the officers and directors of NAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Duff & Phelps Investment Management Co. (“Duff & Phelps”)

Duff & Phelps is a sub-advisor for the Real Estate Securities Fund.  The principal business address is 200 South Wacker Drive, Suite 500, Chicago, Illinois 60606.  Duff & Phelps is an investment advisor registered under the Advisor’s Act.  Additional information as to Duff & Phelps and the directors and officers of Duff & Phelps is included in Duff & Phelps’ Form ADV filed with the Commission (File No. 801-14813), which is incorporated herein by reference and sets forth the officers and directors of Duff & Phelps and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Goldman Sachs Asset Management, L.P. (“GSAM”)

GSAM is a subadvisor to the Registrant’s Core Plus Fixed Income Fund.  The principal business address of GSAM is 200 West Street, New York, New York 10282.  GSAM is an investment advisor registered under the Advisers Act.  Additional information as to GSAM and the directors and officers of GSAM is included in GSAM’s Form ADV filed with the Commission (File No. 801-37591), which is incorporated herein by reference and sets forth the officers and directors of GSAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”)

Barrow is a subadvisor to the Registrant’s Core Plus Fixed Income Fund.  The principal business address of Barrow is 2200 Ross Avenue, 31 st  Floor, Dallas, Texas 75201.  Barrow is an investment advisor registered under the Advisers Act.  Additional information as to Barrow and the directors and officers of Barrow is included in Barrow’s Form ADV filed with the Commission (File No. 801-31237), which is incorporated herein by reference and sets forth the officers and directors of Barrow and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Management Company (“DMC”)

DMC is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of DMC is 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.  DMC is a series of Delaware Management Business Trust, and an investment advisor registered under the Advisers Act.  Additional information as to DMC and the directors and officers of DMC is included in DMC’s Form ADV filed with the Commission (File No. 801-32108), which is incorporated herein by reference and sets forth the officers and directors of DMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

NFJ Investment Group LLC (“NFJ”)

NFJ is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of NFJ is 2100 Ross Avenue, Suite 1840, Dallas, Texas 75201.  NFJ is owned by Allianz Global Investors U.S. Equities LLC, which is a wholly-owned subsidiary of Allianz Global Investors of America L.P., and an investment advisor registered under the Advisers Act.  Additional information as to NFJ and the directors and officers of NFJ is included in NFJ’s Form ADV filed with the Commission (File No. 801-47940), which is incorporated herein by reference and sets forth the officers and directors of NFJ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP (“Wellington”)

Wellington is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109.  Wellington is an investment advisor registered under the Advisers Act.  Additional information as to Wellington and the directors and officers of Wellington is included in Wellington’s Form ADV filed with the Commission (File No. 801-15908), which is incorporated herein by reference and sets forth the officers and directors of Wellington and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Research Affiliates, LLC (“Research Affiliates”)

Research Affiliates is a subadvisor to the Registrant’s Fundamental Index Funds.  The principal business address of Research Affiliates is 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660.  Research Affiliates is an investment advisor registered under the Advisers Act.  Additional information as to Research Affiliates and the directors and officers of Research Affiliates is included in Research Affiliates’ Form ADV filed with the Commission (File No. 801-61153), which is incorporated herein by reference and sets forth the officers and directors of Research Affiliates and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Russell Implementation Services Inc. (“Russell”)

Russell is a subadvisor to the Registrant’s Fundamental Index Funds.  The principal business address of Russell is 909 A Street, Tacoma, Washington 98402.  Russell is an investment advisor registered under the Advisers Act.  Additional information as to Russell and the directors and officers of Russell is included in Russell’s Form ADV filed with the Commission (File No. 801-60335), which is incorporated herein by reference and sets forth the officers and directors of Russell and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriter.

(a)           Capital Brokerage Corporation (“CBC”) also serves as distributor for flexible premium variable annuity contracts and variable life insurance policies issued through Separate Accounts I, II, III, 4, 5 and 6 of Genworth Life and Annuity Insurance Company, and as distributor for the  Genworth Financial Asset Management Funds and the Genworth Variable Insurance Trust.

(b)           The information required by this Item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)           Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in the following locations:

Records Relating to:
Are located at:
Registrant’s Fund Accountant,
Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Registrant’s Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

Registrant’s Sub-Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Registrant’s Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Registrant’s Distributor
Capital Brokerage Corporation
6620 West Broad Street, Building 2
Richmond, VA 23230

Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

Davis Selected Advisors, LP
2949 E. Elvira Road, Suite 101
Tucson, AZ 85756

Rainier Investment Management, Inc
601 Union Street, Suite 2801
Seattle, Washington 98101

Atlanta Capital Management Company, LLC
1349 West Peachtree Street, Suite 1600
Atlanta, GA 30309

Advisory Research, Inc.
180 N. Stetson Avenue, Suite 5500
Chicago, IL 60601

Integrity Asset Management, LLC
401 West Main St., Suite 2100
Louisville, KY 40202

Allianz Global Investors Capital LLC
Allianz Global Investors Capital LLC
600 West Broadway
San Diego, CA 92101

Copper Rock Capital Partners, LLC
200 Clarendon Street, 51st Floor
Boston, MA 02116

Martin Currie Inc..
Saltire Court, 20 Castle Terrace
Edinburgh Scotland EH1 2ES

Mondrian Investment Partners Limited
10 Gresham Street, Fifth Floor
London, United Kingdom EC2V 7JD

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Duff & Phelps Investment Management Co.
200 South Wacker Drive, Suite 500
Chicago,  IL 60606

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

Barrow, Hanley, Mewhinney & Strauss, LLC
2200 Ross Avenue, 31st Floor
Dallas, Texas 75201.

Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7098

NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, TX 75201

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Research Affiliates, LLC
620 Newport Center Drive, Suite 900
Newport Beach, CA 92660

Russell Implementation Services Inc..
909 A Street
Tacoma, WA 98402

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 20/21 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and in the State of California on January 14, 2011.

ASSETMARK FUNDS
         (Registrant)

By:  /s/ Carrie E. Hansen
        Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Ronald D. Cordes* Ronald D. Cordes	Trustee and Chairperson	January 14, 2011
William J. Klipp* William J. Klipp	Independent Trustee	January 14, 2011
R. Thomas DeBerry* R. Thomas DeBerry	Independent Trustee	January 14, 2011
Dennis G. Schmal* Dennis G. Schmal	Independent Trustee	January 14, 2011
/s/ Carrie E. Hansen Carrie E. Hansen	President	January 14, 2011
/s/ Starr E. Frohlich Starr E. Frohlich	Vice President and Treasurer	January 14, 2011

*By:  /s/ Carrie E. Hansen
          Carrie E. Hansen
          Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference.